Note 8 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2025 USD ($)
2026	$ 21,248,115
2027	18,098,115
2028	33,973,115
2029	41,598,115
2030	35,273,115
Thereafter	79,189,309
Total	$ 229,379,884